UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05750

The Tax-Exempt Money Fund of America
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Schedule of Investments
[logo - American Funds®]

The Tax-Exempt Money Fund of AmericaSM
Investment portfolio

December 31, 2006

unaudited

Short-term securities — 98.40%	Principal amount (000)	Market value (000)

ALASKA — 0.23%
City of Valdez, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska) Inc. Project), Series 2003-A, 3.97% 2037[1]	$1,100	$1,100

ARIZONA — 4.98%
City of Phoenix Improvement Corp., Wastewater System Rev. Bond Anticipation Notes, Series 2006, TECP, 3.51% 1/8/2007	5,000	5,000
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 3.50% 1/9/2007	2,500	2,500
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 3.52% 1/11/2007	5,500	5,500
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 3.55% 1/16/2007	7,100	7,100
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 3.52% 1/22/2007	3,000	3,000
Salt River Project Agricultural Improvement & Power Dist., Series C, TECP, 3.56% 1/25/2007	1,000	1,000

COLORADO — 2.08%
General Fund Tax and Rev. Anticipation Notes, Series 2006-A, 4.50% 6/27/2007	10,000	10,043

DISTRICT OF COLUMBIA — 4.11%
Multimodal Rev. Bonds (American National Red Cross Issue), Series 2000, TECP, 3.50% 1/8/2007	6,000	6,000
Multimodal Rev. Bonds (American National Red Cross Issue), Series 2000, TECP, 3.50% 1/9/2007	1,500	1,500
Multimodal Rev. Bonds (American National Red Cross Issue), Series 2000, TECP, 3.60% 1/12/2007	5,000	5,000
Multimodal Rev. Bonds (American National Red Cross Issue), Series 2000, TECP, 3.52% 1/22/2007	3,400	3,400
Multimodal Rev. Bonds (American National Red Cross Issue), Series 2000, TECP, 3.52% 2/8/2007	4,000	4,000

FLORIDA — 8.23%
Indian River County Hospital Dist., Hospital Rev. Bonds, TECP, 3.55% 2/5/2007	750	750
Jacksonville Electric Auth., Rev. Bonds, Series 2001-C, TECP, 3.65% 1/9/2007	2,000	2,000
Local Government Fin. Commission, Pooled Notes, Series 1991-A, TECP, 3.55% 1/23/2007	4,400	4,400
Local Government Fin. Commission, Pooled Notes, Series 1991-A, TECP, 3.58% 2/12/2007	5,000	5,000
Miami-Dade County, Aviation Notes (Miami International Airport), Series A, AMT, TECP, 3.54% 1/18/2007	5,000	5,000
Municipal Power Agcy., Initial Pooled Loan Project Notes, Series A, TECP, 3.62% 1/4/2007	5,000	5,000
Pinellas County Educational Facs. Auth., Program Rev. Ref. Bonds, Pooled Independent Higher Education Institutions Loan Program, Series 1985, TECP, 3.70% 1/2/2007	1,000	1,000
Pinellas County Educational Facs. Auth., Program Rev. Ref. Bonds, Pooled Independent Higher Education Institutions Loan Program, Series 1985, TECP, 3.57% 1/11/2007	4,000	4,000
Sarasota County Public Hospital Dist., Hospital Rev. Bonds (Sarasota Memorial Hospital Project), Series 1985-C, TECP, 3.47% 1/3/2007	6,250	6,250
School Dist. of Palm Beach County, Sales Tax Rev. Notes, Series 2005, TECP, 3.60% 1/12/2007	6,400	6,400

GEORGIA — 0.83%
City of Atlanta, Water and Wastewater Rev. Notes, Series 2006-1, TECP, 3.55% 2/5/2007	$4,000	$4,000

IDAHO — 2.40%
Tax Anticipation Notes, Series 2006, 4.50% 6/29/2007	11,560	11,610

ILLINOIS — 0.41%
County of Will, Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2001, AMT, 3.99% 2026[1]	2,000	2,000

INDIANA — 3.31%
Indianapolis Airport Auth., AMT, TECP, 3.58% 2/7/2007	7,600	7,600
Indianapolis Airport Auth., AMT, TECP, 3.56% 2/8/2007	8,400	8,400

IOWA — 2.07%
Tax and Rev. Anticipation Notes 4.25% 6/29/2007	10,000	10,035

KENTUCKY — 1.30%
Pendleton County, Money Market Municipal Multi-County Lease Rev. Bonds, Kentucky Assn. of Counties Leasing Program, Series 1989, TECP, 3.53% 2/6/2007	6,300	6,300

MARYLAND — 5.60%
Baltimore County, Consolidated Public Improvement Bond Anticipation Notes, Series 1995, TECP, 3.55% 2/7/2007	2,500	2,500
Health and Educational Facs. Auth., Commercial Paper Rev. Notes (Johns Hopkins University Issue), Series A, 3.55% 1/16/2007	3,700	3,700
Health and Educational Facs. Auth., Commercial Paper Rev. Notes (Johns Hopkins University Issue), Series A, 3.58% 1/17/2007	6,000	6,000
Health and Educational Facs. Auth., Commercial Paper Rev. Notes (Johns Hopkins University Issue), Series A, 3.54% 1/24/2007	5,500	5,500
Health and Educational Facs. Auth., Commercial Paper Rev. Notes (Johns Hopkins University Issue), Series A, 3.52% 2/8/2007	2,800	2,800
Howard County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-D, TECP, 3.54% 1/24/2007	6,600	6,600

MASSACHUSETTS — 2.79%
G.O. Bond Anticipation Notes, Series 1999-E, TECP, 3.55% 1/4/2007	5,000	5,000
G.O. Ref. Bonds (Demand Bonds), Series D, TECP, 3.73% 1/19/2007	6,000	6,000
Health and Educational Facs. Auth., Rev. Notes (Harvard University Issue), Series 2000-EE, TECP, 3.58% 1/8/2007	2,500	2,500

MICHIGAN — 3.12%
Full Faith and Credit G.O. Notes, Series 2006-A, 4.25% 9/28/2007	15,000	15,077

MINNESOTA — 1.88%
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo Medical Center),
Series 2000-B, TECP, 3.53% 2/8/2007	4,500	4,500
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo Medical Center),
Series 2001-A, TECP, 3.55% 1/12/2007	3,600	3,600
Regents of the University of Minnesota, Series A, TECP, 3.60% 1/22/2007	1,000	1,000

NEBRASKA — 0.41%
Omaha Public Power Dist., TECP, 3.50% 2/5/2007	$2,000	$2,000

NEVADA — 4.32%
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported),
Series 2004-A, TECP, 3.65% 1/5/2007	4,600	4,600
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported),
Series 2004-A, TECP, 3.65% 1/9/2007	5,900	5,900
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported),
Series 2004-A, TECP, 3.65% 1/11/2007	8,400	8,400
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported),
Series 2004-B, TECP, 3.50% 2/5/2007	2,000	2,000

NEW MEXICO — 2.57%
City of Farmington, Pollution Control Rev. Ref. Bonds (Arizona Public Service Co. Four Corners Project), Series 1994-C, AMT, 3.91% 2024[1]	2,400	2,400
Tax and Rev. Anticipation Notes, Series 2006, 4.50% 6/29/2007	10,000	10,043

NEW YORK — 1.28%
Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes,
Series CP-1, Subseries B, TECP, 3.52% 1/19/2007	4,000	4,000
New York City Municipal Fin. Auth., Water and Sewer System Rev. Bonds,
Series 1994-G, FGIC insured, 3.92% 2024[1]	2,200	2,200

OHIO — 4.66%
Ohio State University, General Receipts Notes, Series 2003-C, TECP, 3.56% 2/9/2007	5,000	5,000
Ohio State University, General Receipts Notes, Series 2003-C, TECP, 3.56% 2/12/2007	5,000	4,999
Ohio State University, General Receipts Notes, Series 2003-G, TECP, 3.52% 1/2/2007	5,000	5,000
Ohio State University, General Receipts Notes, Series 2003-G, TECP, 3.52% 2/2/2007	4,325	4,325
Solid Waste Rev. Bonds (BP Products North America Inc. Project), Series 2002, AMT, 4.02% 2034[1]	3,200	3,200

OKLAHOMA — 0.51%
Tulsa County Industrial Auth., Mortgage Rev. Bonds (Montereau in Warren Woods Project), Series 2002-A, 3.99% 2032[1]	2,450	2,450

PENNSYLVANIA — 2.42%
Delaware County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Exelon Generation Co., LLC Project), Series 2001-A, TECP, 3.65% 1/8/2007	5,000	5,000
Montgomery County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Exelon Generation Co., LLC Project), Series 2001-A, AMT, TECP, 3.60% 2/6/2007	3,000	3,000
Montgomery County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Co. Project), Series 1994-A, TECP, 3.55% 2/6/2007	3,700	3,700

SOUTH CAROLINA — 3.10%
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP, 3.65% 1/3/2007	5,800	5,800
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP, 3.50% 1/9/2007	1,108	1,108
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP, 3.55% 1/16/2007	8,100	8,099

TENNESSEE — 0.87%
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, 4.00% 2032[1]	$2,200	$2,200
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2006, 4.00% 2036[1]	2,000	2,000

TEXAS — 18.48%
City of El Paso, Water and Sewer Notes, Series 1998-A, TECP, 3.62% 1/22/2007	4,000	4,000
City of Houston, Airport System Notes, Series A, AMT, TECP, 3.53% 2/6/2007	5,000	5,000
City of Houston, G.O. Notes, Series D, TECP, 3.60% 1/2/2007	2,500	2,500
City of Houston, G.O. Notes, Series E, TECP, 3.65% 1/10/2007	7,500	7,500
City of Houston, G.O. Notes, Series D, TECP, 3.55% 1/18/2007	2,000	2,000
City of Houston, Hotel Occupancy Tax and Parking Rev. Notes, Series A, TECP, 3.55% 1/4/2007	2,600	2,600
City of Houston, Hotel Occupancy Tax and Parking Rev. Notes, Series A, TECP, 3.50% 2/5/2007	4,600	4,600
Metropolitan Transit Auth. of Harris County, Sales and Use Tax Rev. Notes, Series A, TECP, 3.65% 1/9/2007	2,000	2,000
Public Fin. Auth., G.O. Bonds (Colonia Roadway Projects), Series 2002-A, TECP, 3.58% 1/10/2007	7,300	7,300
Public Fin. Auth., G.O. Bonds (Colonia Roadway Projects), Series 2003, TECP, 3.52% 2/2/2007	5,400	5,400
City of San Antonio, Electric and Gas Systems Notes, TECP, 3.52% 1/11/2007	3,000	3,000
City of San Antonio, Electric and Gas Systems Notes, TECP, 3.65% 1/11/2007	2,050	2,050
City of San Antonio, Electric and Gas Systems Notes, TECP, 3.52% 2/6/2007	4,000	3,999
City of San Antonio, Water System Notes, Series A, TECP, 3.65% 1/3/2007	2,000	2,000
City of San Antonio, Water System Notes, Series A, TECP, 3.65% 1/5/2007	7,000	7,000
City of San Antonio, Water System Notes, Series 2001, TECP, 3.50% 1/9/2007	2,200	2,200
City of San Antonio, Water System Notes, Series 2001, TECP, 3.52% 1/11/2007	2,000	2,000
City of San Antonio, Water System Notes, Series 2001, TECP, 3.55% 1/16/2007	4,000	4,000
Unemployment Compensation Obligation Asessment, Rev. Notes, Series 2003-C-4, TECP, 3.52% 1/22/2007	3,000	3,000
Unemployment Compensation Obligation Asessment, Rev. Notes, Series 2003-C-4, TECP, 3.52% 2/8/2007	2,900	2,900
Board of Regents of the University of Texas System, Rev. Fncg. System Notes, Series 2002-A, TECP, 3.52% 1/12/2007	2,000	2,000
Board of Regents of the University of Texas System, Rev. Fncg. System Notes, Series A, TECP, 3.50% 1/10/2007	6,000	6,000
Board of Regents of the University of Texas System, Rev. Fncg. System Notes, Series A, TECP, 3.54% 2/2/2007	6,342	6,342

UTAH — 4.18%
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-2, TECP, 3.50% 1/8/2007	4,000	4,000
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-2, TECP, 3.50% 1/9/2007	1,750	1,750
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-2, TECP, 3.54% 1/24/2007	1,000	1,000
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-2, TECP, 3.56% 1/25/2007	8,700	8,700
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-2, TECP, 3.55% 2/7/2007	2,500	2,500
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-2, TECP, 3.52% 2/8/2007	2,300	2,300

VIRGINIA — 1.86%
Metropolitan Washington Airports Auth., Flexible Term PFC Rev. Notes, Series 2005-B, AMT, TECP, 3.60% 1/17/2007	9,000	9,000

WASHINGTON — 2.19%
Port of Seattle, Rev. Notes, Series B-1, AMT, TECP, 3.60% 1/4/2007	1,175	1,175
Port of Seattle, Rev. Notes, Series B-1, AMT, TECP, 3.53% 1/5/2007	9,400	9,400

WEST VIRGINIA — 2.87%
Public Energy Auth., Energy Rev. Bonds (Morgantown Energy Assn. Project), Series 1989-A, AMT, TECP, 3.53% 1/5/2007	2,900	2,900
Public Energy Auth., Energy Rev. Bonds (Morgantown Energy Assn. Project), Series 1989-A, AMT, TECP, 3.57% 1/10/2007	4,000	4,000
Public Energy Auth., Energy Rev. Bonds (Morgantown Energy Assn. Project), Series 1989-A, AMT, TECP, 3.55% 2/5/2007	7,000	7,000

WISCONSIN — 3.53%
G.O. Notes, Series 2005-A, TECP, 3.50% 2/7/2007	$14,500	$14,499
Transportation Rev. Notes, Series 1997-A, TECP, 3.55% 1/4/2007	2,600	2,600

WYOMING — 1.81%
Sweetwater County, Customized Purchase Pollution Control Rev. Ref. Bonds (PacifCorp Project), Series 1988-A, TECP, 3.55% 1/4/2007	5,250	5,250
Sweetwater County, Customized Purchase Pollution Control Rev. Ref. Bonds (PacifCorp Project), Series 1988-A, TECP, 3.50% 2/5/2007	3,500	3,500

Total investment securities (cost: $476,041,000)		476,054
Other assets less liabilities		7,756

Net assets		$483,810

1Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency Facs. = Facilities
AMT = Alternative Minimum Tax Fin. = Finance
Auth. = Authority Fncg. = Financing
Certs. of Part. = Certificates of Participation G.O. = General Obligation
Dept. = Department Preref. = Prerefunded
Dev. = Development Redev. = Redevelopment
Dist. = District Ref. = Refunding
Econ. = Economic Rev. = Revenue
Fac. = Facility TECP = Tax-Exempt Commercial Paper

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$21
Gross unrealized depreciation on investment securities	(8)
Net unrealized appreciation on investment securities	13
Cost of investment securities for federal income tax purposes	476,041

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-909-0207-S6911

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT MONEY FUND OF AMERICA

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: February 28, 2007

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: February 28, 2007